Costs and Expenses by Nature - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Costs and expenses by nature
Costs and Expenses by Nature
25	Costs and Expenses by Nature

Covid 19 – Impacts

The Company discussed and established, together with the managers and the Crisis Management Committee, a cost and expense reduction plan that is in fully underway as planned, and that is highlighted below:

a) implementation, as of May or June, depending on the area of 25% reduction in working hours and consequently wages of its administrative and corporate employees for the three-month period beginning on May 1, 2020 based on MP (Provisional Measure 936/20). This measure ended in August 2020 and impacted 90% of administrative employees; and

b) extensive renegotiation of contracts with suppliers (for example: lease agreements, printers, IT services, law services and etc) and the cessation of operations of certain transportation companies for undetermined periods. Most of the renegotiations were based on temporary price reduction.

	December 31, 2020	December 31, 2019	October 11 to 'December 31, 2018
Salaries and payroll charges (i)	(279,523)	(200,621)	(62,376)
Raw materials and productions costs	(216,791)	(238,635)	(27,267)
Depreciation and amortization	(174,088)	(164,932)	(21,770)
Editorial costs	(52,794)	(61,281)	(21,638)
Copyright	(59,597)	(61,975)	(20,473)
Advertising and publicity	(88,965)	(60,416)	(17,091)
Utilities, cleaning and security	(19,499)	(11,869)	(9,379)
Rent and condominium fees	(14,278)	(20,375)	(7,929)
Third-party services	(23,904)	(26,406)	(3,817)
Travel	(8,760)	(12,471)	(3,664)
Consulting and advisory services	(25,269)	(16,028)	(2,910)
Impairment losses on trade receivables	(25,015)	(4,297)	(2,283)
Material	(3,708)	(1,087)	(1,762)
Taxes and contributions	(2,066)	(3,278)	(267)
Reversal (provision) for tax, civil and labor risks	2,092	3,325	19
Provision for obsolete inventories	(4,057)	(6,831)	3,098
Income from lease and sublease agreements with related parties	21,683	-	-
Other income, net	4,283	(20,052)	(5,858)
	(970,256)	(907,229)	(205,367)

Cost of sales and services	(378,003)	(447,049)	(69,903)
Commercial expenses	(165,169)	(184,592)	(51,151)
General and administrative expenses	(406,352)	(276,427)	(84,898)
Impairment loss on accounts receivable	(25,015)	(4,297)	(2,283)
Other operating income, net	4,283	5,136	2,868
	(970,256)	(907,229)	(205,367)

(i) Increase impacted by Bonus IPO expenses recognized in the statement of consolidated Profit and loss, amount R$ 50,580 and also business acquisitions occurred in 2020.

Somos - Anglo (Predecessor)
Costs and expenses by nature
Costs and Expenses by Nature
24.	Costs and Expenses by Nature
	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Salaries and payroll charges	(180,118)	(170,694)
(Provision) reversal for risks of tax, civil and labor losses	(150,594)	1,233
Raw materials and productions costs	(105,454)	(73,547)
Editorial costs	(26,249)	(43,998)
Depreciation and amortization	(37,660)	(43,245)
Copyright	(31,315)	(55,211)
Advertising and publicity	(30,279)	(41,740)
Utilities, cleaning and security	(21,718)	(36,808)
Rental and condominium fees	(19,474)	(17,795)
Third-party services	(11,481)	(20,798)
Travel	(11,471)	(11,288)
Consulting and advisory services	(10,535)	(13,449)
Impairment (losses) reversal on trade receivables	(4,027)	908
Provision for losses of obsolete inventories	(352)	(4,427)
Taxes and contributions	(2,560)	(2,875)
Material	(2,164)	(5,220)
Other expenses	(24,873)	(50,728)
	(670,324)	(589,682)
Cost of goods sold and services	(220,975)	(255,250)
Commercial expenses	(139,052)	(170,651)
General and administrative expenses	(310,527)	(162,760)
Impairment loss on trade receivable	(4,027)	908
Other operating income (expenses), net	4,257	(1,929)
	(670,324)	(589,682)